UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Fidelity®

Global Balanced

Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Actual	$ 1,000.00	$ 959.80	$ 5.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.19	$ 5.72

* Expenses are equal to the Fund's annualized expense ratio of 1.14%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United States of America 38.5%
Japan 15.4%
Germany 10.3%
United Kingdom 7.2%
France 4.6%
Australia 3.9%
Canada 3.4%
Switzerland 2.2%
Italy 1.4%
Other 13.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2007
United States of America 31.2%
Japan 15.8%
Germany 9.8%
France 8.0%
United Kingdom 6.3%
Australia 4.8%
Canada 3.6%
Switzerland 3.3%
Hong Kong 1.8%
Other 15.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	56.4	62.0
Bonds	35.2	33.1
Convertible Securities	0.1	0.1
Short-Term Investments and Net Other Assets	8.3	4.8
Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Southwestern Energy Co. (United States of America)	1.6	0.0
Norfolk Southern Corp. (United States of America)	1.5	0.0
NRG Energy, Inc. (United States of America)	1.5	0.0
T. Rowe Price Group, Inc. (United States of America)	1.2	0.5
Apple, Inc. (United States of America)	1.1	0.6
	6.9
Top Five Bond Issuers as of April 30, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	9.4	7.9
German Federal Republic	7.6	5.3
French Republic	1.7	2.2
U.S. Treasury Obligations	1.6	2.2
UK Treasury GILT	0.9	0.9
	21.2
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	20.6
Energy	9.1	7.2
Industrials	7.9	10.7
Information Technology	5.3	9.4
Consumer Discretionary	5.5	4.3
Materials	5.4	5.9
Consumer Staples	4.6	3.4
Health Care	3.7	5.2
Utilities	3.0	2.2
Telecommunication Services	1.7	3.6

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.2%
	Shares	Value
Argentina - 0.0%
Cresud S.A.C.I.F. y A. sponsored ADR	10,700	$ 174,945
Australia - 3.8%
BHP Billiton Ltd.	40,634	1,637,589
Brambles Ltd.	111,350	934,775
Cochlear Ltd.	5,944	317,899
Commonwealth Bank of Australia	27,999	1,184,491
Computershare Ltd.	123,760	1,044,793
CSL Ltd.	110,949	4,164,129
QBE Insurance Group Ltd.	46,139	1,100,636
Rio Tinto Ltd.	6,891	884,511
Sunland Group Ltd.	180,594	485,484
Telstra Corp. Ltd.	200,372	861,844
Toll Holdings Ltd.	120,489	901,254
Wesfarmers Ltd. (h)	33,975	1,198,555
Woolworths Ltd.	36,163	978,979
WorleyParsons Ltd.	17,104	625,974
TOTAL AUSTRALIA		16,320,913
Belgium - 0.3%
Fortis	34,300	937,050
Umicore SA	9,000	482,052
TOTAL BELGIUM		1,419,102
Bermuda - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	29,300	461,677
Seadrill Ltd.	24,700	752,161
TOTAL BERMUDA		1,213,838
Canada - 2.6%
Aeroplan Income Fund	1,300	19,685
Agrium, Inc.	1,200	94,358
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,800	38,812
B2Gold Corp.	8,900	12,019
Bank of Montreal	4,000	198,987
Barrick Gold Corp.	3,400	130,686
BCE, Inc.	4,700	171,741
Birchcliff Energy Ltd. (a)	1,000	10,922
Bombardier, Inc. Class B (sub. vtg.) (a)	40,300	264,105
Brookfield Asset Management, Inc. Class A	3,900	127,212
Brookfield Properties Corp.	2,000	40,260
CAE, Inc.	5,800	66,575
Cameco Corp.	3,800	132,100
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce	1,700	$ 125,200
Canadian National Railway Co.	800	41,895
Canadian Natural Resources Ltd.	5,000	424,734
Canadian Oil Sands Trust	5,400	242,520
Canadian Pacific Railway Ltd.	19,700	1,357,150
CGI Group, Inc. Class A (sub. vtg.) (a)	5,400	62,895
CI Financial Income Fund	1,200	26,738
Corus Entertainment, Inc. Class B (non-vtg.)	2,000	38,427
Duvernay Oil Corp. (a)	800	38,185
Eldorado Gold Corp. (a)	4,700	32,061
Enbridge, Inc.	600	24,677
EnCana Corp.	13,000	1,048,804
Finning International, Inc.	3,300	98,138
Flint Energy Services Ltd. (a)	1,300	29,057
Fording Canadian Coal Trust	1,600	98,596
Garda World Security Corp. (a)	2,500	41,828
Gildan Activewear, Inc. (a)	3,700	94,824
Goldcorp, Inc.	6,900	245,347
Great Canadian Gaming Corp. (a)	2,500	25,196
Harry Winston Diamond Corp.	800	23,704
Husky Energy, Inc.	3,100	139,994
ING Canada, Inc.	1,200	46,589
Keyera Facilities Income Fund	3,500	72,808
Kinross Gold Corp.	5,500	103,927
MacDonald Dettwiler & Associates Ltd. (a)	900	36,640
Manulife Financial Corp.	10,700	418,289
Mecachrome International, Inc. (a)(g)	600	4,427
Metro, Inc. Class A (sub. vtg.)	1,000	24,228
National Bank of Canada	2,100	112,038
Nexen, Inc.	2,300	79,704
Niko Resources Ltd.	1,100	99,394
Noveko International, Inc. (a)	4,500	27,033
Onex Corp. (sub. vtg.)	800	25,086
Open Text Corp. (a)	1,500	55,392
Orezone Resources, Inc. Class A (a)	22,300	28,786
Petro-Canada	2,000	100,209
Potash Corp. of Saskatchewan, Inc.	2,600	478,270
Power Corp. of Canada (sub. vtg.)	2,800	98,199
Quebecor, Inc. Class B (sub. vtg.)	2,200	62,629
Research In Motion Ltd. (a)	3,600	437,868
Rogers Communications, Inc. Class B (non-vtg.)	6,400	284,762
Royal Bank of Canada	7,000	333,770
Common Stocks - continued
	Shares	Value
Canada - continued
Shoppers Drug Mart Corp.	2,700	$ 142,601
Shore Gold, Inc. (a)	6,600	23,855
Silver Wheaton Corp. (a)	22,900	303,560
SNC-Lavalin Group, Inc.	7,000	351,077
Sun Life Financial, Inc.	1,500	72,520
Suncor Energy, Inc.	4,400	496,535
Talisman Energy, Inc.	5,600	113,268
Thomson Reuters Corp.	1,000	37,037
Toronto-Dominion Bank	6,600	433,250
TransCanada Corp.	8,900	326,095
TransForce Income Fund	1,500	11,364
TSX Group, Inc.	1,000	42,002
Viterra, Inc. (a)(h)	5,900	80,670
Yamana Gold, Inc.	9,400	120,498
Yellow Pages Income Fund	4,000	43,571
TOTAL CANADA		11,095,383
Cyprus - 0.1%
Bank of Cyprus Public Co. Ltd.	26,700	369,297
Finland - 0.2%
Neste Oil Oyj	16,500	500,996
Nokia Corp. sponsored ADR	14,000	420,980
TOTAL FINLAND		921,976
France - 2.1%
Alstom SA	3,000	697,812
AXA SA	12,100	446,967
BNP Paribas SA	9,500	1,027,009
Credit Agricole SA	13,000	439,372
Eutelsat Communications	25,300	748,446
Groupe Danone	11,600	1,029,302
Pernod Ricard SA	7,700	889,515
Societe Generale (a)	500	57,917
Societe Generale Series A	2,000	234,665
Suez SA (France)	16,100	1,143,584
Total SA sponsored ADR	20,100	1,688,400
Veolia Environnement	7,612	553,039
TOTAL FRANCE		8,956,028
Germany - 2.4%
Adidas-Salomon AG	7,600	486,320
Allianz AG (Reg.)	5,500	1,117,310
Common Stocks - continued
	Shares	Value
Germany - continued
Commerzbank AG	10,400	$ 378,286
Continental AG	5,000	589,549
Daimler AG (Reg.)	10,200	792,939
Deutsche Postbank AG	3,500	307,724
E.ON AG	8,700	1,775,247
ESCADA AG (a)	6,100	119,034
Fresenius AG	4,500	381,736
K&S AG	1,800	757,543
Linde AG	6,000	881,397
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,100	989,310
RWE AG (f)	7,000	807,994
SAP AG sponsored ADR (f)	10,400	522,392
SolarWorld AG	6,100	329,200
Vossloh AG	1,200	174,106
TOTAL GERMANY		10,410,087
Greece - 0.1%
Public Power Corp. of Greece	9,800	414,291
Hong Kong - 0.9%
CNOOC Ltd.	149,000	264,488
Esprit Holdings Ltd.	90,700	1,116,125
Hang Seng Bank Ltd.	55,900	1,119,700
Hong Kong Exchanges & Clearing Ltd.	12,500	255,352
Li & Fung Ltd.	278,000	1,150,433
TOTAL HONG KONG		3,906,098
Ireland - 0.1%
C&C Group PLC	40,700	279,562
Italy - 1.1%
A2A SpA	74,200	273,947
ENI SpA sponsored ADR	14,800	1,139,896
Fiat SpA	23,500	528,166
Finmeccanica SpA	18,800	657,410
IFIL Finanziaria di Partecipazioni SpA	9,536	79,956
Intesa Sanpaolo SpA	99,100	743,822
Prysmian SpA	10,600	253,030
UniCredit SpA	146,200	1,114,004
TOTAL ITALY		4,790,231
Japan - 4.7%
ABC-Mart, Inc.	3,800	98,342
ACOM Co. Ltd.	13,370	413,487
Common Stocks - continued
	Shares	Value
Japan - continued
Aeon Co. Ltd.	7,600	$ 111,399
Asahi Glass Co. Ltd.	58,000	692,458
Atlus Co. Ltd. (a)	6,300	36,908
Bridgestone Corp.	34,000	625,669
Capcom Co. Ltd.	7,900	237,962
Central Japan Ry Co.	95	932,429
Daihen Corp. (f)	19,000	68,578
Daiichi Sankyo Co. Ltd.	7,700	212,137
Daiwa House Industry Co. Ltd.	31,000	350,578
Disco Corp.	3,700	181,781
East Japan Railway Co.	46	367,023
Fuji Machine Manufacturing Co. Ltd.	6,300	125,418
Fuji Oil Co. Ltd.	20,100	186,299
Fujifilm Holdings Corp.	15,800	610,750
Fujitsu Ltd.	29,000	185,507
Hitachi Ltd.	90,000	606,905
Hitachi Metals Ltd.	17,000	255,229
Hitachi Software Engineerng Co. Ltd.	4,500	110,789
Honda Motor Co. Ltd.	14,600	465,913
Ito En Ltd. (f)	5,000	86,997
Japan Tobacco, Inc.	89	432,710
Kansai Electric Power Co., Inc.	13,900	331,956
Kobayashi Pharmaceutical Co. Ltd.	1,700	59,473
Konica Minolta Holdings, Inc.	14,000	210,942
Kubota Corp.	24,000	168,125
Kuraray Co. Ltd.	9,500	113,236
Lawson, Inc.	9,900	428,417
Marui Group Co. Ltd.	21,000	208,403
Matsumotokiyoshi Holdings Co. Ltd.	16,400	343,622
Mitsubishi Corp.	6,300	202,776
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	50,000	549,500
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,960	194,361
Mitsui & Co. Ltd.	23,000	540,100
Mitsui Chemicals, Inc.	18,000	110,452
Mitsui O.S.K. Lines Ltd.	32,000	441,758
Mizuho Financial Group, Inc.	97	504,730
Namco Bandai Holdings, Inc.	15,100	189,445
New City Residence Investment Corp.	46	115,540
Nikon Corp.	8,000	231,127
Nintendo Co. Ltd.	1,000	549,520
Nippon Mining Holdings, Inc.	17,000	105,594
Nippon Suisan Kaisha Co. Ltd.	22,400	99,681
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Holdings, Inc.	22,400	$ 391,087
NSK Ltd.	8,000	66,662
Obayashi Corp.	15,000	72,860
Okinawa Cellular Telephone Co.	70	121,550
Osaka Securities Exchange Co. Ltd.	36	195,804
Rakuten, Inc.	686	428,462
Ryohin Keikaku Co. Ltd.	1,800	119,499
Sankei Building Co. Ltd.	13,200	90,906
Sankyo Co. Ltd. (Gunma)	5,500	331,228
SHO-BOND Holdings Co. Ltd.	8,000	92,615
Sompo Japan Insurance, Inc.	74,000	824,380
Sony Corp.	1,000	46,098
Square Enix Co. Ltd.	2,400	78,307
Sumitomo Electric Industries Ltd.	19,400	250,335
Sumitomo Metal Mining Co. Ltd.	12,000	218,168
Sumitomo Mitsui Financial Group, Inc.	149	1,282,020
Sumitomo Trust & Banking Co. Ltd.	85,000	764,123
Takashimaya Co. Ltd.	13,000	142,715
THK Co. Ltd.	8,300	184,556
Toho Pharmaceutical Co. Ltd.	5,800	119,854
Tohokushinsha Film Corp.	7,500	74,800
Tokai Carbon Co. Ltd.	7,000	73,329
Tokuyama Corp.	22,000	199,696
Tokyo Electron Ltd.	2,300	149,372
Toyoda Gosei Co. Ltd.	3,900	142,512
Toyota Motor Corp.	6,100	310,822
Uni-Charm Corp.	4,100	285,591
TOTAL JAPAN		20,151,377
Luxembourg - 0.4%
ArcelorMittal SA:
(France)	12,600	1,117,051
(NY Reg.) Class A	7,000	623,630
TOTAL LUXEMBOURG		1,740,681
Netherlands - 0.4%
Koninklijke KPN NV	60,300	1,109,373
Unilever NV (NY Shares)	26,300	882,102
TOTAL NETHERLANDS		1,991,475
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	7,000	703,850
Common Stocks - continued
	Shares	Value
Norway - 0.4%
Petroleum Geo-Services ASA	23,500	$ 641,749
Pronova BioPharma ASA	69,100	238,931
Renewable Energy Corp. AS (a)	11,300	386,842
Telenor ASA	18,600	376,385
TOTAL NORWAY		1,643,907
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	74,936	207,809
New Britain Palm Oil Ltd.	40,200	453,989
Oil Search Ltd.	135,736	608,157
TOTAL PAPUA NEW GUINEA		1,269,955
Russia - 0.1%
OAO Gazprom sponsored ADR	7,800	412,620
Singapore - 0.8%
DBS Group Holdings Ltd.	79,000	1,156,950
Keppel Corp. Ltd.	44,000	334,843
Raffles Education Corp. Ltd.	680,000	581,668
Rickmers Maritime	715,000	558,882
Singapore Exchange Ltd.	61,000	386,395
United Overseas Bank Ltd.	29,000	436,251
TOTAL SINGAPORE		3,454,989
Spain - 1.0%
Banco Santander SA	30,800	665,934
Iberdrola SA	35,000	514,148
Inditex SA	3,900	212,968
Repsol YPF SA sponsored ADR	11,400	462,498
Tecnicas Reunidas SA	8,100	614,669
Telefonica SA sponsored ADR	20,900	1,805,342
TOTAL SPAIN		4,275,559
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	10,100	600,498
Skandinaviska Enskilda Banken AB (A Shares)	19,000	461,696
TELE2 AB (B Shares)	23,700	528,408
TOTAL SWEDEN		1,590,602
Switzerland - 2.1%
ABB Ltd. sponsored ADR	23,800	729,946
Credit Suisse Group (Reg.)	10,300	573,437
Julius Baer Holding AG	6,462	479,475
Lindt & Spruengli AG	23	753,203
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	4,618	$ 2,214,537
Novartis AG (Reg.)	16,405	826,698
Roche Holding AG (participation certificate)	4,081	680,429
SGS Societe Generale de Surveillance Holding SA (Reg.)	312	441,027
Sonova Holding AG	7,565	640,149
Syngenta AG sponsored ADR	14,100	834,438
UBS AG:
(NY Shares)	8,900	298,951
(NY Shares) rights 5/9/08 (a)	8,900	14,948
Zurich Financial Services AG (Reg.)	2,700	826,491
TOTAL SWITZERLAND		9,313,729
United Kingdom - 4.3%
Anglo American PLC (United Kingdom)	16,600	1,078,932
Bellway PLC	16,600	231,860
BG Group PLC	50,600	1,238,453
Bovis Homes Group PLC	28,900	267,335
British American Tobacco PLC	21,700	813,991
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	12,100	520,300
GlaxoSmithKline PLC	35,300	780,854
HSBC Holdings PLC sponsored ADR	24,000	2,082,960
Informa PLC	35,600	244,551
Kesa Electricals PLC	31,800	131,669
Lloyds TSB Group PLC	74,800	643,219
Man Group PLC	54,700	632,424
Persimmon PLC	17,600	202,786
Reckitt Benckiser Group PLC	25,500	1,489,577
Redrow PLC	18,300	93,873
Rio Tinto PLC (Reg.)	10,900	1,270,614
Royal Dutch Shell PLC Class A (United Kingdom)	63,000	2,540,268
Signet Group PLC	158,100	216,110
Standard Chartered PLC (United Kingdom)	23,700	845,360
Tesco PLC	93,500	797,517
Tullow Oil PLC	25,300	379,283
Vodafone Group PLC	243,100	769,307
Vodafone Group PLC sponsored ADR	23,700	750,342
Xstrata PLC	7,200	564,886
TOTAL UNITED KINGDOM		18,586,471
United States of America - 27.1%
Albemarle Corp.	83,900	3,138,699
American Express Co.	36,000	1,728,720
Common Stocks - continued
	Shares	Value
United States of America - continued
American International Group, Inc.	54,000	$ 2,494,800
American Tower Corp. Class A (a)	700	30,394
Apple, Inc. (a)	28,000	4,870,600
Burlington Northern Santa Fe Corp.	25,000	2,563,750
Cabot Oil & Gas Corp.	64,500	3,674,565
Capital One Financial Corp.	9,000	477,000
Caterpillar, Inc.	11,000	900,680
CB Richard Ellis Group, Inc. Class A (a)	25,000	578,000
Chattem, Inc. (a)	13,000	908,440
Cisco Systems, Inc. (a)	64,950	1,665,318
CIT Group, Inc.	21,700	236,313
Citigroup, Inc.	144,000	3,638,880
Comerica, Inc.	4,000	138,920
Cummins, Inc.	11,600	726,740
D.R. Horton, Inc.	157,000	2,431,930
Eaton Corp.	39,700	3,487,248
Electronic Arts, Inc. (a)	10,000	514,700
Fifth Third Bancorp	6,000	128,580
FMC Corp.	17,000	1,067,260
Freeport-McMoRan Copper & Gold, Inc. Class B	19,000	2,161,250
General Growth Properties, Inc.	32,100	1,314,816
Gilead Sciences, Inc. (a)	58,200	3,012,432
Google, Inc. Class A (sub. vtg.) (a)	7,563	4,343,355
Harley-Davidson, Inc.	51,600	1,973,700
James River Coal Co. (a)(f)	111,500	2,478,645
Johnson Controls, Inc.	78,800	2,778,488
JPMorgan Chase & Co.	40,000	1,906,000
Lehman Brothers Holdings, Inc.	14,000	619,360
Marshall & Ilsley Corp.	10,000	249,800
Medco Health Solutions, Inc. (a)	57,000	2,823,780
Monsanto Co.	540	61,571
Myriad Genetics, Inc. (a)	7,000	290,780
Nabors Industries Ltd. (a)	23,500	882,190
Norfolk Southern Corp.	107,900	6,428,682
NRG Energy, Inc. (a)	145,200	6,381,540
Oracle Corp. (a)	53,900	1,123,815
PACCAR, Inc.	49,600	2,347,072
Peabody Energy Corp.	13,000	794,690
Philip Morris International, Inc. (a)	38,000	1,939,140
Polo Ralph Lauren Corp. Class A	33,000	2,049,630
Principal Financial Group, Inc.	11,000	590,260
Range Resources Corp.	71,100	4,719,618
Common Stocks - continued
	Shares	Value
United States of America - continued
Raytheon Co. warrants 6/16/11 (a)	112	$ 3,086
Regions Financial Corp.	20,000	438,400
Ryder System, Inc.	19,000	1,300,930
Southwestern Energy Co. (a)	165,000	6,981,150
Sovereign Bancorp, Inc.	15,000	112,050
State Street Corp.	19,000	1,370,660
T. Rowe Price Group, Inc.	86,400	5,059,584
Tim Hortons, Inc.	1,100	37,785
Union Pacific Corp.	8,300	1,205,077
Visa, Inc.	51,000	4,255,950
VMware, Inc. Class A	11,100	739,704
W.R. Grace & Co. (a)	39,000	989,040
Wachovia Corp.	88,000	2,565,200
Wal-Mart Stores, Inc.	29,000	1,681,420
Winnebago Industries, Inc. (f)	26,000	418,340
Zions Bancorp	63,000	2,920,050
TOTAL UNITED STATES OF AMERICA		116,750,577
TOTAL COMMON STOCKS (Cost $219,077,795)		242,157,543
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
CIT Group, Inc. Series C, 8.75%	3,500	190,365
Nonconvertible Preferred Stocks - 0.1%
Italy - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	8,900	235,778
TOTAL PREFERRED STOCKS (Cost $386,709)		426,143
Investment Companies - 0.1%

United States of America - 0.1%
United States Natural Gas Fund LP ETF (a) (Cost $354,813)	7,300	376,680
Corporate Bonds - 10.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
United Kingdom - 0.1%
Shire PLC 2.75% 5/9/14		$ 300,000	$ 277,200
Nonconvertible Bonds - 9.9%
Australia - 0.1%
Macquarie Bank Ltd. 5.404% 6/20/13 (i)	EUR	100,000	155,548
QBE Capital Funding II LP 6.797% (g)(i)		130,000	111,668
TOTAL AUSTRALIA			267,216
Bermuda - 0.1%
Northern Offshore Ltd. 7.3675% 6/14/10 (g)(i)		100,000	95,000
Rubicon Offshore Holdings Ltd. 7.7088% 4/16/12 (g)(i)		200,000	178,000
Sea Production Ltd. 7.3175% 2/14/12 (g)(i)		100,000	92,000
SeaDrill Ltd. 7.59% 1/23/09 (g)(i)	NOK	1,000,000	195,481
TOTAL BERMUDA			560,481
British Virgin Islands - 0.0%
CEMEX SAB de CV 6.196% (i)		100,000	96,220
Cayman Islands - 0.3%
Bosphorus Financial Services Ltd. 4.865% 2/15/12 (i)		250,000	245,000
Cullinan Finance Ltd. 4.377% 8/5/08 (i)	EUR	200,000	311,992
Finans Capital Finance Ltd. 9% 10/7/14 (Reg. S) (e)		160,000	165,600
MUFG Capital Finance 5 Ltd. 6.299% (i)	GBP	100,000	156,815
PetroProd Ltd. 8.71% 1/12/12 (g)(i)		200,000	180,000
SMFG Finance Ltd. 6.164% (i)	GBP	75,000	118,699
Vale Overseas Ltd. 6.875% 11/21/36		325,000	328,933
TOTAL CAYMAN ISLANDS			1,507,039
Cyprus - 0.2%
Colgrade Ltd. 8.25% 6/28/10		380,000	371,374
Mizuho Capital Investment Europe 1 Ltd. 5.02% (i)	EUR	100,000	137,767
Remedial Cyprus PCL 7.9213% 3/28/12 (g)(i)		200,000	179,500
TOTAL CYPRUS			688,641
France - 0.8%
BNP Paribas SA 3.2925% 11/23/15 (i)		200,000	192,720
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (i)	EUR	150,000	210,682
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	195,000	273,087
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	650,000	1,008,302
Compagnie de St. Gobain 4.994% 4/11/12 (i)	EUR	175,000	258,858
Credit Logement SA 5.206% 12/2/49 (i)	EUR	250,000	362,956
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Dexia Credit Local de France 3.005% 6/27/13 (i)		$ 500,000	$ 499,000
Natixis SA 5.087% 1/26/17 (i)	EUR	100,000	145,368
Societe Generale:
4.576% 6/7/17 (i)	EUR	100,000	142,374
6.999%	EUR	50,000	75,848
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	293,880
TOTAL FRANCE			3,463,075
Germany - 0.3%
Bayer AG:
4.842% 4/10/10 (i)	EUR	200,000	309,316
5.625% 5/23/18	GBP	150,000	275,381
BayernLB Capital Trust I 6.2032% (i)		250,000	170,500
Dresdner Bank AG 7.75% 4/27/12		300,000	301,500
Wuerttembergische Lebens AG 5.375% 6/1/26 (i)	EUR	100,000	145,457
TOTAL GERMANY			1,202,154
Hong Kong - 0.1%
Chong Hing Bank Ltd. 3.73% 12/16/16 (i)		175,000	171,430
Dah Sing Bank Ltd. 3.8256% 6/3/16 (i)		250,000	235,000
Wing Hang Bank Ltd. 6% (i)		260,000	237,481
TOTAL HONG KONG			643,911
India - 0.1%
Export-Import Bank of India 1.4769% 6/7/12 (i)	JPY	40,000,000	383,077
ICICI Bank Ltd. 3.25% 1/12/10 (Reg. S) (i)		125,000	119,683
TOTAL INDIA			502,760
Ireland - 0.6%
Allied Irish Banks PLC 5.158% 6/12/13 (i)	EUR	400,000	619,757
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	99,935	142,436
Bank of Ireland UK Holdings PLC 7.4% (i)	EUR	400,000	607,767
JSC Vneshtorgbank 7% 4/13/09 (Issued by Dali Capital PLC for JSC Vneshtorgbank)	RUB	7,000,000	294,931
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	156,288
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	376,412
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Ireland - continued
Vostochny Express Bank 9.875% 7/3/09 (Issued by Orient Express Finance for Vostochny Express Bank)	RUB	2,000,000	$ 80,354
VTB24 Capital PLC 3.82% 12/7/09 (i)		$ 270,000	259,524
TOTAL IRELAND			2,537,469
Italy - 0.2%
Banca Italease SpA 4.574% 2/2/10 (i)	EUR	400,000	559,854
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	210,109
Intesa Sanpaolo SpA 6.375% 11/12/17 (i)	GBP	150,000	289,132
TOTAL ITALY			1,059,095
Kazakhstan - 0.1%
Alliance Bank JSC 9% 6/27/08		360,000	357,566
ATF Bank JSC 8.875% 11/9/09		200,000	204,802
Bank Caspian JSC 7.875% 10/17/08		100,000	98,313
TOTAL KAZAKHSTAN			660,681
Korea (South) - 0.2%
GS Caltex Corp. 5.5% 4/24/17 (Reg. S)		300,000	262,314
Hyundai Capital Services, Inc. 5.625% 1/24/12		200,000	190,096
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		300,000	247,860
TOTAL KOREA (SOUTH)			700,270
Luxembourg - 0.7%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	100,000	150,724
Gaz Capital SA (Luxembourg) 6.58% 10/31/13	GBP	100,000	185,301
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	346,218
8%		450,000	444,780
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (i)		500,000	478,980
Lux-Development SA 6.1% 10/31/16 (e)	EUR	200,000	306,584
RBD Capital SA 6.5% 8/11/08		400,000	400,520
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	221,326
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		210,000	191,892
TNK-BP Finance SA 7.5% 7/18/16		250,000	240,000
VTB Capital SA 4.8119% 11/2/09 (i)		175,000	172,428
TOTAL LUXEMBOURG			3,138,753
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Malaysia - 0.1%
IOI Ventures (L) Bhd 5.25% 3/16/15		$ 300,000	$ 289,539
Multi-National - 0.1%
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	300,000	409,452
Netherlands - 0.8%
ALB Finance BV 8.75% 4/20/11		100,000	83,433
ASML Holding NV 5.75% 6/13/17	EUR	250,000	322,055
Asset Repackaging Trust Five BV 12.274% 12/21/11 pay-in-kind (i)	EUR	113,322	168,946
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	289,554	431,920
CenterCredit International BV 8.625% 1/30/14 (Reg. S)		100,000	88,402
Deutsche Telekom International Finance BV 6.625% 7/11/11 (i)	EUR	125,000	202,547
EDP Finance BV 5.375% 11/2/12		200,000	201,488
Eureko BV 5.125% (i)	EUR	200,000	270,351
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		300,000	258,750
Invitel Holdings NN 12.997% 4/15/13 (Reg. S) (i)	EUR	206,484	253,039
Media Nusantara Citra BV 10.75% 9/12/11		148,958	157,288
SABIC Europe BV 4.5% 11/28/13	EUR	200,000	281,092
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (i)	GBP	150,000	269,607
TuranAlem Finance BV 6.25% 9/27/11	EUR	250,000	322,336
TOTAL NETHERLANDS			3,311,254
Norway - 0.9%
Africa Offshore Services AS 8.6963% 6/29/12 (g)(i)		100,000	93,500
Aker Floating Production ASA 8.14% 7/3/08 (i)		100,000	100,000
DDI Holding AS:
7.4494% 3/15/12 (g)(i)		100,000	97,500
9.3% 1/19/12 (j)		89,201	86,525
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,999,047
MPF Corp. (Norway) AS 9.2919% 9/20/11 (g)(i)		300,000	297,000
MPU-Multi Purpose Unit-Offshore Lift ASA 10.9% 12/22/11 (g)(i)	NOK	1,500,000	306,483
Ocean RIG ASA 6.7% 4/4/11 (g)(i)		200,000	199,000
OffRig Drilling ASA 9.75% 4/27/11 (g)		100,000	96,000
Petrolia Drilling ASA 10.75% 2/14/11	NOK	500,000	98,232
Petromena AS 10.85% 11/19/10 (g)		100,000	95,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Norway - continued
ProdJack AS:
11.25% 2/22/13 (g)		$ 100,000	$ 90,000
11.25% 3/8/13 (g)		100,000	90,000
Sevan Marine ASA 7.7438% 5/14/13 (g)(i)		100,000	92,000
TOTAL NORWAY			3,740,287
Russia - 0.1%
Bank St. Petersburg 9.501% 11/25/09 (Issued by BSPB Finance PLC for Bank St. Petersburg)		250,000	251,528
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	193,284
TOTAL RUSSIA			444,812
Spain - 0.2%
Bancaja Emisiones SA 4.625% (i)	EUR	275,000	285,830
Corporacion Mapfre SA 5.921% 7/24/37 (i)	EUR	250,000	337,588
Santander Issuances SA Unipersonal 5.204% 7/25/17 (i)	EUR	150,000	220,162
Telefonica Emisiones SAU 5.888% 1/31/14	GBP	100,000	192,516
TOTAL SPAIN			1,036,096
Sweden - 0.2%
PA Resources AB 9.5% 1/9/09 (g)		100,000	100,000
Svenska Handelsbanken AB 2.95% 3/15/16 (i)		200,000	193,418
Telefonaktiebolaget LM Ericsson 7.875% 6/5/08	GBP	200,000	398,449
TOTAL SWEDEN			691,867
Switzerland - 0.1%
UBS AG London Branch 6.625% 4/11/18	GBP	200,000	399,026
United Arab Emirates - 0.1%
Emirates Bank International PJSC 3.6% 12/7/16 (i)		300,000	266,835
United Kingdom - 1.4%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	170,000	327,748
Amlin PLC 6.5% 12/19/26 (i)	GBP	125,000	212,668
Anglo American Capital PLC 6.875% 5/1/18 (h)	GBP	200,000	398,529
Bank of Scotland 6.375% 8/16/19	GBP	400,000	724,086
Barclays Bank PLC 6.75% 1/16/23 (i)	GBP	300,000	594,089
Broadgate PLC 6.8019% 10/5/25 (i)	GBP	41,750	67,503
Cattles PLC 7.125% 7/5/17	GBP	100,000	157,022
Getin Finance PLC 6.359% 5/13/09 (i)	EUR	100,000	150,990
ICICI Bank UK PLC 3.7094% 2/27/12 (i)		125,000	110,873
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Lloyds TSB Group PLC 6.267% (g)(i)		$ 200,000	$ 166,243
Novae Group PLC 8.375% 4/27/17 (i)	GBP	50,000	90,776
Old Mutual Capital Funding L.P. 8%		200,000	194,800
Old Mutual PLC 4.5% 1/18/17 (i)	EUR	150,000	210,772
OTE PLC 5.375% 2/14/11	EUR	100,000	156,121
Rexam PLC 4.375% 3/15/13	EUR	250,000	353,316
Royal Bank of Scotland Group PLC 2.8475% 10/1/08 (i)		1,100,000	1,099,230
Royal Bank of Scotland PLC:
3.22% 7/24/14 (i)		200,000	197,848
5.331% (i)	EUR	100,000	124,383
UBS AG Jersey Branch 2.8838% 4/18/16 (i)		200,000	183,860
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	300,126
Vodafone Group PLC 3.3694% 2/27/12 (i)		160,000	151,182
TOTAL UNITED KINGDOM			5,972,165
United States of America - 2.1%
BA Covered Bond 4.125% 4/5/12	EUR	1,700,000	2,584,524
Banca Popolare di Lodi Investor Trust III 6.742% (i)	EUR	200,000	279,406
Bear Stearns Companies, Inc. 4.924% 9/26/13 (i)	EUR	240,000	348,445
BSP Finance BV 10.75% 11/1/11		100,000	93,000
Citigroup, Inc. 4.25% 2/25/30 (i)	EUR	100,000	111,993
Countrywide Home Loans, Inc. 3.25% 5/21/08		100,000	99,744
DaimlerChrysler NA Holding Corp.:
3.2975% 3/13/09 (i)		100,000	99,027
4.375% 3/16/10	EUR	250,000	383,465
General Electric Co. 5.25% 12/6/17		200,000	199,037
Goldman Sachs Group, Inc. 6.15% 4/1/18		200,000	202,310
HVB Funding Trust VIII 7.055% (i)	EUR	800,000	1,235,492
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	250,000	360,528
Merrill Lynch & Co., Inc. 6.15% 4/25/13		500,000	498,955
Morgan Stanley 5.084% 7/20/12 (i)	EUR	430,000	624,613
PPL Energy Supply LLC 6.5% 5/1/18		160,000	160,452
Procter & Gamble Co. 5.125% 10/24/17	EUR	150,000	234,521
Schering-Plough Corp. 5.375% 10/1/14	EUR	200,000	290,945
SLM Corp.:
4.806% 12/15/10 (i)	EUR	200,000	270,813
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
SLM Corp.: - continued
4.936% 6/17/13 (i)	EUR	112,000	$ 137,703
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	811,004
TOTAL UNITED STATES OF AMERICA			9,025,977
TOTAL NONCONVERTIBLE BONDS			42,615,075
TOTAL CORPORATE BONDS (Cost $42,180,249)			42,892,275
Government Obligations - 24.6%

Belgium - 0.9%
Belgian Kingdom:
4% 3/28/14	EUR	1,550,000	2,392,967
5% 3/28/35	EUR	825,000	1,322,166
TOTAL BELGIUM			3,715,133
Canada - 0.8%
Canadian Government 5.25% 6/1/12	CAD	3,250,000	3,496,517
Finland - 0.5%
Finnish Government 4.375% 7/4/19	EUR	1,350,000	2,099,645
France - 1.7%
French Republic:
4% 4/25/18	EUR	465,000	706,845
4.25% 4/25/19	EUR	350,000	540,156
5.5% 4/25/29	EUR	3,590,000	6,181,037
TOTAL FRANCE			7,428,038
Germany - 7.6%
German Federal Republic:
Inflation-Indexed Bond 1.5% 4/15/16	EUR	1,786,683	2,722,632
3.75% 1/4/17	EUR	9,300,000	14,101,258
4% 7/4/16	EUR	637,500	985,438
4% 1/4/18 (h)	EUR	785,000	1,213,209
4.25% 1/4/14	EUR	1,490,000	2,361,166
4.25% 7/4/14	EUR	6,880,000	10,882,893
4.25% 7/4/39	EUR	265,000	387,919
TOTAL GERMANY			32,654,515
Government Obligations - continued
		Principal Amount (d)	Value
Japan - 10.6%
Japan Government:
0.5466% 5/8/08	JPY	550,000,000	$ 5,287,774
0.9% 6/20/13	JPY	360,000,000	3,416,573
0.92% 11/20/20 (i)	JPY	225,000,000	2,023,702
1.1% 12/20/12	JPY	150,000,000	1,440,144
1.3% 12/20/11	JPY	210,000,000	2,038,313
1.3% 3/20/15	JPY	900,000,000	8,662,933
1.5% 3/20/14	JPY	400,000,000	3,907,500
1.9% 6/20/16	JPY	826,000,000	8,256,982
2.5% 9/20/36	JPY	350,000,000	3,394,563
2.5% 9/20/37	JPY	250,000,000	2,420,986
Real Return Bond 1.1% 12/10/16	JPY	524,046,000	4,973,026
TOTAL JAPAN			45,822,496
United Kingdom - 0.9%
UK Treasury GILT:
4.75% 12/7/38	GBP	500,000	1,035,182
5% 3/7/18	GBP	1,425,000	2,906,921
TOTAL UNITED KINGDOM			3,942,103
United States of America - 1.6%
U.S. Treasury Bonds 5% 5/15/37		$ 265,000	287,194
U.S. Treasury Inflation-Indexed Notes 1.625% 1/15/15		6,097,025	6,275,174
U.S. Treasury Notes:
3.5% 2/15/18		40,000	39,150
4.375% 8/15/12		185,000	196,404
5.125% 5/15/16		215,000	238,028
TOTAL UNITED STATES OF AMERICA			7,035,950
TOTAL GOVERNMENT OBLIGATIONS (Cost $100,880,465)			106,194,397
U.S. Government Agency - Mortgage Securities - 0.5%

Fannie Mae - 0.5%
6% 5/1/38 (h) (Cost $2,301,416)		2,250,000	2,299,380
Asset-Backed Securities - 0.4%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 4.543% 2/25/15 (i)	EUR	100,000	$ 135,422
Leek Finance PLC Series 2005-15X Class BA, 6.435% 3/21/37 (i)	GBP	100,000	177,222
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.148% 1/30/40 (i)	EUR	50,000	72,138
Class D, 5.348% 1/30/40 (i)	EUR	100,000	141,873
Preferred Term Securities XII Ltd. 4.42% 12/24/33 (g)(i)		400,000	352,000
Preferred Term Securities XXIII Ltd. 3% 12/22/36 (g)(i)		327,273	293,384
Prime Bricks Series 2007-1:
Class B, 5.148% 1/30/40 (i)	EUR	50,000	72,357
Class C, 5.438% 1/30/40 (i)	EUR	50,000	70,796
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.099% 3/10/17 (i)	EUR	100,000	127,636
Provide Bricks Series 2007-1 Class B, 4.738% 1/30/40 (i)	EUR	200,000	294,236
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.7775% 10/25/45 (i)	GBP	70,098	111,498
TOTAL ASSET-BACKED SECURITIES (Cost $1,896,892)			1,848,562
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Arkle Master Issuer PLC:
floater:
Series 2006-1X Class 5M1, 4.625% 2/17/52 (i)	EUR	100,000	136,761
Series 2007-1X Class 1C, 3.33% 2/17/52 (i)		200,000	198,560
Series 2006-1X Class 2C, 4.705% 2/17/52 (i)	EUR	150,000	229,435
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 4.821% 4/12/56 (i)	EUR	100,000	145,721
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1131% 7/17/42 (i)		400,000	359,172
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,082,252)			1,069,649
Commercial Mortgage Securities - 0.3%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 5.044% 4/22/14 (g)(i)	EUR	72,109	103,355
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Ireland - 0.1%
European Property Capital Series 4 Class C, 6.165% 7/20/14 (i)	GBP	41,701	$ 77,937
German Residential Asset Note Distributor PLC Series 1 Class A, 5.024% 7/20/16 (i)	EUR	179,264	263,905
Rivoli Pan Europe PLC Series 2006-1 Class B 4.654% 8/3/18 (i)	EUR	100,000	134,988
TOTAL IRELAND			476,830
Japan - 0.1%
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3125% 1/15/15 (i)	JPY	16,846,000	160,118
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 5.604% 7/22/43 (i)	EUR	100,000	121,766
United Kingdom - 0.1%
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.4338% 10/22/37 (i)	GBP	150,000	231,820
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,091,768)			1,093,889
Supranational Obligations - 0.4%

European Investment Bank 5.625% 6/7/32 (Cost $1,749,508)	GBP	800,000	1,748,562
Preferred Securities - 0.0%

Cayman Islands - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (i) (Cost $175,000)	$ 175,000	161,098
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	28,682,685	28,682,685
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	1,494,750	1,494,750
TOTAL MONEY MARKET FUNDS (Cost $30,177,435)		30,177,435
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $44,000)	$ 44,002	$ 44,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $401,398,302)		430,489,613
NET OTHER ASSETS - 0.1%		565,545
NET ASSETS - 100%		$ 431,055,158
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,507,541 or 0.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,525 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 92,212
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 20,530
Fortis Securities LLC	9,393
HSBC Securities (USA), Inc.	4,692
ING Financial Markets LLC	9,385
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 426,537
Fidelity Securities Lending Cash Central Fund	18,021
Total	$ 444,558
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	2.1%
AAA,AA,A	28.0%
BBB	2.7%
BB	0.8%
B	0.1%
CCC,CC,C	0.0%
Not Rated	1.6%
Equities	56.4%
Short-Term Investments and Net Other Assets	8.3%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,423,335 and repurchase agreements of $44,000) - See accompanying schedule: Unaffiliated issuers (cost $371,220,867)	$ 400,312,178
Fidelity Central Funds (cost $30,177,435)	30,177,435
Total Investments (cost $401,398,302)		$ 430,489,613
Cash		3,644
Foreign currency held at value (cost $315)		323
Receivable for investments sold Regular delivery		18,920,416
Delayed delivery		3,458,912
Receivable for fund shares sold		1,054,128
Dividends receivable		551,366
Interest receivable		1,921,309
Distributions receivable from Fidelity Central Funds		61,478
Prepaid expenses		704
Other receivables		30,961
Total assets		456,492,854

Liabilities
Payable for investments purchased Regular delivery	$ 16,789,477
Delayed delivery	6,058,771
Payable for fund shares redeemed	687,031
Accrued management fee	246,290
Other affiliated payables	92,599
Other payables and accrued expenses	68,778
Collateral on securities loaned, at value	1,494,750
Total liabilities		25,437,696

Net Assets		$ 431,055,158
Net Assets consist of:
Paid in capital		$ 403,055,019
Undistributed net investment income		2,467,039
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,590,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,123,266
Net Assets, for 19,363,282 shares outstanding		$ 431,055,158
Net Asset Value, offering price and redemption price per share ($431,055,158 ÷ 19,363,282 shares)		$ 22.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,322,136
Interest		2,806,037
Income from Fidelity Central Funds		444,558
		5,572,731
Less foreign taxes withheld		(126,307)
Total income		5,446,424

Expenses
Management fee	$ 1,357,242
Transfer agent fees	431,831
Accounting and security lending fees	99,639
Custodian fees and expenses	207,811
Independent trustees' compensation	762
Registration fees	31,294
Audit	52,955
Legal	730
Miscellaneous	6,029
Total expenses before reductions	2,188,293
Expense reductions	(43,573)	2,144,720
Net investment income (loss)		3,301,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(957))	(3,022,067)
Foreign currency transactions	247,351
Total net realized gain (loss)		(2,774,716)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,855)	(14,715,579)
Assets and liabilities in foreign currencies	(49,289)
Total change in net unrealized appreciation (depreciation)		(14,764,868)
Net gain (loss)		(17,539,584)
Net increase (decrease) in net assets resulting from operations		$ (14,237,880)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,301,704	$ 4,830,566
Net realized gain (loss)	(2,774,716)	32,398,007
Change in net unrealized appreciation (depreciation)	(14,764,868)	24,988,350
Net increase (decrease) in net assets resulting from operations	(14,237,880)	62,216,923
Distributions to shareholders from net investment income	(5,015,376)	(2,296,243)
Distributions to shareholders from net realized gain	(27,812,540)	(24,110,533)
Total distributions	(32,827,916)	(26,406,776)
Share transactions Proceeds from sales of shares	131,154,251	157,223,429
Reinvestment of distributions	31,418,376	25,322,315
Cost of shares redeemed	(55,726,481)	(107,252,455)
Net increase (decrease) in net assets resulting from share transactions	106,846,146	75,293,289
Redemption fees	13,278	14,161
Total increase (decrease) in net assets	59,793,628	111,117,597

Net Assets
Beginning of period	371,261,530	260,143,933
End of period (including undistributed net investment income of $2,467,039 and undistributed net investment income of $4,821,537, respectively)	$ 431,055,158	$ 371,261,530
Other Information Shares
Sold	5,887,635	6,881,716
Issued in reinvestment of distributions	1,384,069	1,178,330
Redeemed	(2,525,359)	(4,712,119)
Net increase (decrease)	4,746,345	3,347,927

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 25.40	$ 23.08	$ 21.95	$ 19.69	$ 18.06	$ 14.84
Income from Investment Operations
Net investment income (loss) D	.19	.35	.28	.17 G	.10 H	.15
Net realized and unrealized gain (loss)	(1.17)	4.27	2.66	2.54	1.85	3.29
Total from investment operations	(.98)	4.62	2.94	2.71	1.95	3.44
Distributions from net investment income	(.33)	(.20)	(.14)	(.13)	(.32)	(.22)
Distributions from net realized gain	(1.83)	(2.10)	(1.67)	(.32)	-	-
Total distributions	(2.16)	(2.30)	(1.81)	(.45)	(.32)	(.22)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.26	$ 25.40	$ 23.08	$ 21.95	$ 19.69	$ 18.06
Total Return B, C	(4.02)%	21.83%	14.23%	13.92%	10.93%	23.49%
Ratios to Average Net Assets E, I
Expenses before reductions	1.14% A	1.14%	1.18%	1.17%	1.20%	1.29%
Expenses net of fee waivers, if any	1.14% A	1.14%	1.18%	1.17%	1.20%	1.29%
Expenses net of all reductions	1.12% A	1.12%	1.14%	1.15%	1.19%	1.28%
Net investment income (loss)	1.72% A	1.55%	1.27%	.80% G	.54% H	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,055	$ 371,262	$ 260,144	$ 191,247	$ 137,619	$ 115,864
Portfolio turnover rate F	243% A	169%	208%	95%	94%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

H Net investment income per share includes approximately $.05 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .26%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rate for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,997,933
Unrealized depreciation	(8,613,287)
Net unrealized appreciation (depreciation)	$ 27,384,646
Cost for federal income tax purposes	$ 403,104,967

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $470,162,527 and $409,781,233, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc, (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,669 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $365 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $18,021.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,417 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1,274 and $4,882, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,378, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GBL-USAN-0608
1.848652.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 27, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 27, 2008